Revenues	12 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Revenues
NOTE 4. REVENUES
Disaggregated Revenue
The following tables present the Company’s disaggregated revenues by type and segment for the fiscal years ended June 30, 2024, 2023 and 2022:

	For the fiscal year ended June 30, 2024
	Dow Jones	Digital Real Estate Services	Book Publishing	News Media	Other	Total Revenues
	(in millions)
Revenues:
Circulation and subscription	$1,771	$10	$—	$1,128	$—	$2,909
Advertising	405	136	—	859	—	1,400
Consumer	—	—	2,000	—	—	2,000
Real estate	—	1,284	—	—	—	1,284
Other	55	228	93	283	—	659
Total Revenues	$2,231	$1,658	$2,093	$2,270	$—	$8,252

	For the fiscal year ended June 30, 2023
	Dow Jones	Digital Real Estate Services	Book Publishing	News Media	Other	Total Revenues
	(in millions)
Revenues:
Circulation and subscription	$1,689	$12	$—	$1,117	$—	$2,818
Advertising	413	140	—	920	—	1,473
Consumer	—	—	1,899	—	—	1,899
Real estate	—	1,189	—	—	—	1,189
Other	51	198	80	304	—	633
Total Revenues	$2,153	$1,539	$1,979	$2,341	$—	$8,012

	For the fiscal year ended June 30, 2022
	Dow Jones	Digital Real Estate Services	Book Publishing	News Media	Other	Total Revenues
	(in millions)
Revenues:
Circulation and subscription	$1,516	$13	$—	$1,185	$—	$2,714
Advertising	449	135	—	1,010	—	1,594
Consumer	—	—	2,106	—	—	2,106
Real estate	—	1,347	—	—	—	1,347
Other	39	246	85	306	—	676
Total Revenues	$2,004	$1,741	$2,191	$2,501	$—	$8,437
Contract Liabilities and Assets
The Company’s deferred revenue balance primarily relates to amounts received from customers for subscriptions paid in advance of the services being provided. The following table presents changes in the deferred revenue balance for the fiscal years ended June 30, 2024 and 2023:

	For the fiscal years ended June 30,
	2024	2023
	(in millions)
Beginning balance	$554	$529
Deferral of revenue	2,953	2,913
Recognition of deferred revenue (a)	(3,019)	(2,891)
Other	(5)	3
Ending balance	$483	$554
(a)For the fiscal years ended June 30, 2024 and 2023, the Company recognized approximately $504 million and $488 million, respectively, of revenue which was included in the opening deferred revenue balance.
Contract assets were immaterial for disclosure as of June 30, 2024 and 2023.
Other Revenue Disclosures
The Company typically expenses sales commissions to obtain a customer contract as incurred as the amortization period is twelve months or less. These costs are recorded within Selling, general and administrative in the Statements of Operations. The Company also does not capitalize significant financing components when the transfer of the good or service is paid within twelve months or less, or the consideration is received within twelve months or less of the transfer of the good or service.
During the fiscal year ended June 30, 2024, the Company recognized approximately $435 million in revenues related to performance obligations that were satisfied or partially satisfied in a prior reporting period. The remaining transaction price related to unsatisfied performance obligations as of June 30, 2024 was approximately $1,409 million, of which approximately $507 million is expected to be recognized during fiscal 2025, $331 million is expected to be recognized in fiscal 2026 and $222 million is expected to be recognized in fiscal 2027, with the remainder to be recognized thereafter. These amounts do not include (i) contracts with an expected duration of one year or less, (ii) contracts for which variable consideration is determined based on the customer’s subsequent sale or usage and (iii) variable consideration allocated to performance obligations accounted for under the series guidance that meets the allocation objective under ASC 606, Revenue from Contracts with Customers.